BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	100,000,000	100,000,000	100,000,000
Common shares, shares issued	0	0	0
Common shares, shares outstanding	0	0	0
Shares subject to possible redemption	25,000,000	25,000,000	25,000,000
Class A Common Stock Subject to Redemption
Common stock subject to possible redemption, issued		25,000,000	25,000,000
Shares subject to possible redemption	25,000,000	25,000,000
Shares subject to possible redemption, par value per share	$ 10.03	$ 10.00	$ 10.00
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	10,000,000	10,000,000	10,000,000
Common shares, shares issued	6,250,000	6,250,000	6,250,000
Common shares, shares outstanding	6,250,000	6,250,000	6,250,000